Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of assumption model	The fair value of the warrant liability was estimated using the Black-Scholes pricing model with weighted average assumptions as follows:

	As at December 31,
	2025	2024

Risk free interest rate (%)	2.58	-
Expected life (years)	1.28	-
Expected volatility (%)	48.16	-
Dividend yield (%)	-	-

Disclosure of detailed information about warrants activity
During the years ended December 31, 2025 and 2024, the change in warrants outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)

Balance as at December 31, 2023 and 2024	-	$-
Issued	1,075,780	15.77
Balance as at December 31, 2025	1,075,780	$15.77

Disclosure of detailed information about warrants outstanding
The following table summarizes information about the warrants which were outstanding as at December 31, 2025:

Date Issued	Number of Warrants	Exercisable	Exercise Price (C$)	Expiry Date

November 12, 2025	1,075,780	1,075,780	$15.77	April 14, 2027
Total	1,075,780	1,075,780